General information (Details) £ / shares in Units, £ in Thousands, $ in Thousands						1 Months Ended	12 Months Ended
	Oct. 28, 2021 £ / shares shares	Oct. 05, 2021 GBP (£) £ / shares shares	Oct. 05, 2021 USD ($) shares	Aug. 26, 2021 £ / shares shares	Mar. 01, 2021 shares	Apr. 30, 2021 shares	Dec. 31, 2021 GBP (£) joint_venture £ / shares shares	Dec. 31, 2020 GBP (£) £ / shares shares	Dec. 31, 2019 GBP (£)	Aug. 10, 2021 £ / shares shares	Jun. 29, 2021 £ / shares shares
Disclosure of classes of share capital [line items]
Number of joint ventures | joint_venture							2
Stock issued during period, shares, new issues (in shares)							23,744,158
Proceeds from issue of share capital relating to the Company's IPO and concurrent private placements, net of transaction costs | £							£ 350,694	£ 0	£ 0
Par value per share (GBP per share) | £ / shares				£ 2.00
Number of shares issued (in shares)							121,210,648	230,190
Share conversion (in shares)							0
Exscientia AI Limited
Disclosure of classes of share capital [line items]
Par value per share (GBP per share) | £ / shares										£ 0.01
Exscientia Holdings Limited
Disclosure of classes of share capital [line items]
Par value per share (GBP per share) | £ / shares										2.00
American Depositary Shares
Disclosure of classes of share capital [line items]
Price per share (GBP per share) | £ / shares		£ 22.00
Proceeds from issue of share capital relating to the Company's IPO and concurrent private placements, net of transaction costs		£ 239,688	$ 325,877
Ordinary A shares
Disclosure of classes of share capital [line items]
Stock issued during period, shares, new issues (in shares)							8,726
Par value per share (GBP per share) | £ / shares				£ 0.16			£ 0.001	£ 0.001		£ 2.00	£ 2.00
Number of shares issued (in shares)							0	97,324		77,699	1
Share conversion (in shares)				(77,700)			(86,426)
Ordinary B Shares
Disclosure of classes of share capital [line items]
Stock issued during period, shares, new issues (in shares)							3,826
Par value per share (GBP per share) | £ / shares				£ 0.16			£ 0.001	£ 0.001		£ 2.00
Number of shares issued (in shares)							0	5,785		4,848
Share conversion (in shares)				(4,848)			(4,848)
Series A preference shares
Disclosure of classes of share capital [line items]
Stock issued during period, shares, new issues (in shares)							0
Par value per share (GBP per share) | £ / shares				£ 0.16			£ 0.001	£ 0.001		£ 2.00
Number of shares issued (in shares)							0	30,255		30,255
Share conversion (in shares)				(30,255)			(30,255)
Series B preference shares
Disclosure of classes of share capital [line items]
Stock issued during period, shares, new issues (in shares)							0
Par value per share (GBP per share) | £ / shares				£ 0.16			£ 0.001	£ 0.001		£ 2.00
Number of shares issued (in shares)							0	29,408		29,408
Share conversion (in shares)				(29,408)			(29,408)
Series C preference shares
Disclosure of classes of share capital [line items]
Stock issued during period, shares, new issues (in shares)							0
Par value per share (GBP per share) | £ / shares				£ 0.16			£ 0.001	£ 0.001		£ 2.00
Number of shares issued (in shares)							0	57,295		57,295
Share conversion (in shares)				(57,295)			(57,295)
Series C1 preference shares
Disclosure of classes of share capital [line items]
Stock issued during period, shares, new issues (in shares)					17,132		17,132
Par value per share (GBP per share) | £ / shares				£ 0.16			£ 0.001	£ 0.001		£ 2.00
Number of shares issued (in shares)							0	0		17,132
Share conversion (in shares)				(17,132)			(17,132)
Junior Series C Shares
Disclosure of classes of share capital [line items]
Stock issued during period, shares, new issues (in shares)							0
Par value per share (GBP per share) | £ / shares				£ 0.16			£ 0.001	£ 0.001		£ 2.00
Number of shares issued (in shares)							0	10,123		10,123
Share conversion (in shares)				(10,123)			(10,123)
Series D1 Preference Shares
Disclosure of classes of share capital [line items]
Stock issued during period, shares, new issues (in shares)						64,247	64,247
Par value per share (GBP per share) | £ / shares				£ 0.16			£ 0.001	£ 0.001		£ 2.00
Number of shares issued (in shares)							0	0		88,634
Share conversion (in shares)				(88,634)			(88,634)
Ordinary shares
Disclosure of classes of share capital [line items]
Stock issued during period, shares, new issues (in shares)	450,000						23,650,227
Par value per share (GBP per share) | £ / shares	£ 0.0005						£ 0.0005	£ 0.0005
Number of shares issued (in shares)							120,886,527	0
Share conversion (in shares)							324,121
Deferred shares
Disclosure of classes of share capital [line items]
Stock issued during period, shares, new issues (in shares)							0
Par value per share (GBP per share) | £ / shares							£ 0.01	£ 0.01
Number of shares issued (in shares)							324,121	0
Share conversion (in shares)							0
Initial Public Offering
Disclosure of classes of share capital [line items]
Proceeds from issue of share capital relating to the Company's IPO and concurrent private placements, net of transaction costs		£ 239,688	$ 325,877
Initial Public Offering | American Depositary Shares
Disclosure of classes of share capital [line items]
Stock issued during period, shares, new issues (in shares)		15,927,500	15,927,500
Initial Public Offering | Ordinary shares
Disclosure of classes of share capital [line items]
Stock issued during period, shares, new issues (in shares)		300	300
Par value per share (GBP per share) | £ / shares		£ 0.0005
Initial Public Offering | Deferred shares
Disclosure of classes of share capital [line items]
Stock issued during period, shares, new issues (in shares)		324,121	324,121
Par value per share (GBP per share) | £ / shares		£ 0.01
Underwriters Option | American Depositary Shares
Disclosure of classes of share capital [line items]
Stock issued during period, shares, new issues (in shares)		2,077,500	2,077,500
Private Placement | Gates Foundation
Disclosure of classes of share capital [line items]
Gross proceeds from issue of share capital relating to the Company's IPO and concurrent private placements		£ 25,743	$ 35,000
Private Placement | SoftBank
Disclosure of classes of share capital [line items]
Proceeds from issue of share capital relating to the Company's IPO and concurrent private placements, net of transaction costs		£ 85,890	$ 116,250
Private Placement | American Depositary Shares | Gates Foundation
Disclosure of classes of share capital [line items]
Stock issued during period, shares, new issues (in shares)		1,590,909	1,590,909
Price per share (GBP per share) | £ / shares		£ 22.00
Private Placement | American Depositary Shares | SoftBank
Disclosure of classes of share capital [line items]
Stock issued during period, shares, new issues (in shares)		5,681,818	5,681,818
Price per share (GBP per share) | £ / shares		£ 22.00
RE Ventures I, LLC (US)
Disclosure of classes of share capital [line items]
Proportion of ownership interest in joint venture							50.00%		50.00%
RE Ventures II, LLC (US)
Disclosure of classes of share capital [line items]
Proportion of ownership interest in joint venture							50.00%